INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2026	Dec. 31, 2019
Investments [Line Items]
Total investment		$ 357		$ 277
Realized Investment Gain (Loss)		0		$ 0		$ 707
Arrow Ecology & Engineering Overseas (1999) [Member]
Investments [Line Items]
Price paid for debt		$ 4,146
Ownership interest		22.60%	[1]	22.60%	[1]			22.60%
Total investment		$ 1,750
Guaranteed to repurchase full investment		1,750
Arrow Ecology & Engineering Overseas (1999) [Member] | Subsequent Event [Member]
Investments [Line Items]
Total investment							$ 500
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) [Member]
Investments [Line Items]
Market value		0		$ 0
Capital Fund Aims To Invest In Private Emerging Companies With Focus On Consumer, Commerce And Technology Companies [Member]
Investments [Line Items]
Committed to invest		$ 100
Sardinai [Member]
Investments [Line Items]
Percentage of investment sold	85.00%
Investment sold	$ 756

[1]	The investment includes various classes of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero. In March 2026, the Company purchased from a related party additional shareholders loans for a total amount of $500. The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decreases, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2027. Some Directors, managers and shareholders of Arrow are related parties of the Company.